INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015
The components of income tax expense are as follows:
Change in net operating loss benefit	$ 114,935	$ 364,761
Change in valuation allowance	(114,935)	(364,761)
Total